UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
 (Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period: February 29, 2020

 Item 1. Schedule of Investments.

North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.9%
	CONSUMER DISCRETIONARY - 16.7%
118,733	American Eagle Outfitters, Inc.	$1,529,281
11,223	Bright Horizons Family Solutions Inc.*	1,763,694
14,005	Burlington Stores, Inc.*	3,028,721
99,132	Duluth Holdings, Inc. - Class B*	680,046
21,179	Five Below, Inc.*	2,053,304
53,149	frontdoor, inc.*	2,253,518
70,201	National Vision Holdings, Inc.*	2,444,399
49,473	Ollie's Bargain Outlet Holdings, Inc.*	2,516,691
16,834	Pool Corp.	3,551,301
109,317	YETI Holdings, Inc.*	3,306,839
		23,127,794
	CONSUMER STAPLES - 3.4%
41,101	Grocery Outlet Holding Corp.*	1,300,847
183,580	Nomad Foods Ltd.*[1]	3,388,887
		4,689,734
	ENERGY - 0.5%
74,935	Matador Resources Co.*	722,373

	FINANCIALS - 3.4%
57,176	Ameris Bancorp	1,954,275
54,301	Home BancShares Inc.	910,085
29,100	Pinnacle Financial Partners, Inc.	1,531,824
5,500	Stifel Financial Corp.	299,420
		4,695,604
	HEALTH CARE - 26.9%
8,645	Acceleron Pharma, Inc.*	742,865
9,709	argenx SE - ADR*[1]	1,372,658
37,356	Arrowhead Pharmaceuticals, Inc.*	1,320,908
13,352	Blueprint Medicines Corp.*	722,744
50,045	Codexis, Inc.*	583,024
33,141	CONMED Corp.	3,136,464
41,578	Globus Medical, Inc. - Class A*	1,880,573
66,660	Heron Therapeutics, Inc.*	1,243,209
105,872	Horizon Therapeutics Plc*[1]	3,622,940
23,193	Inspire Medical Systems, Inc.*	1,991,583
6,506	Insulet Corp.*	1,235,945
63,247	Kura Oncology, Inc.*	763,391
17,395	LHC Group, Inc.*	2,112,797
17,854	Ligand Pharmaceuticals Inc.*	1,671,134

115,818	NeoGenomics, Inc.*	3,281,124
53,938	Omnicell, Inc.*	4,394,329
23,950	OrthoPediatrics Corp.*	1,111,759
24,974	Pacira BioSciences, Inc.*	1,083,372
12,279	Penumbra, Inc.*	2,036,595
54,854	Retrophin, Inc.*	849,963
12,208	Sage Therapeutics, Inc.*	573,776
7,627	Sarepta Therapeutics, Inc.*	873,063
20,900	Zogenix, Inc.*	524,172
		37,128,388
	INDUSTRIALS - 18.4%
99,393	Advanced Disposal Services, Inc.*	3,285,933
92,260	Casella Waste Systems, Inc. - Class A*	4,469,997
59,588	Colfax Corp.*	1,994,410
45,934	Cubic Corp.	2,500,647
19,599	Insperity, Inc.	1,318,425
23,376	John Bean Technologies Corp.	2,264,199
21,153	Mercury Systems, Inc.*	1,553,899
14,235	RBC Bearings, Inc.*	2,436,890
20,150	Saia, Inc.*	1,759,297
24,701	SiteOne Landscape Supply, Inc.*	2,451,574
100,590	Welbilt, Inc.*	1,329,800
		25,365,071
	INFORMATION TECHNOLOGY - 25.6%
52,943	The Descartes Systems Group Inc.*[1]	2,187,605
51,596	Envestnet, Inc.*	3,894,466
13,559	EPAM Systems, Inc.*	3,026,369
26,448	Euronet Worldwide, Inc.*	3,280,610
22,000	Everbridge, Inc.*	2,324,520
54,157	Five9, Inc.*	3,955,086
59,468	I3 Verticals, LLC - Class A*	1,723,383
13,291	Littelfuse, Inc.	2,122,307
62,721	Perficient, Inc.*	2,569,679
41,684	Rapid7, Inc.*	1,929,969
35,162	ShotSpotter, Inc.*	1,251,767
16,466	Silicon Laboratories Inc.*	1,460,205
69,544	Upland Software Inc.*	2,705,957
15,306	WEX Inc.*	2,865,895
		35,297,818
	TOTAL COMMON STOCKS
	(Cost $106,247,149)	131,026,782

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.9%
47,042	Terreno Realty Corp.	2,581,195
	TOTAL REIT
	(Cost $1,576,884)	2,581,195

	SHORT-TERM INVESTMENT - 3.6%
4,977,408	First American Treasury Obligations Fund - Class X, 1.49% [2]	4,977,408
	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,977,408)	4,977,408
	TOTAL INVESTMENTS - 100.4%
	(Cost $112,801,441)	138,585,385
	Liabilities in Excess of Other Assets - (0.4)%	(581,964)
	TOTAL NET ASSETS - 100.0%	$138,003,421

	ADR - American Depositary Receipt
	PLC - Public Limited Company

	* Non-Income producing security.
	[1] Foreign security denominated in U.S. Dollars.
	[2] The rate is the annualized seven-day yield at period end.

	The cost basis of investments for federal income tax purposes at February 29, 2020 was as follows*:
	Cost of investments	$112,801,441
	Gross unrealized appreciation	36,818,586
	Gross unrealized depreciation	(11,034,642)
	Net unrealized appreciation on investments	$25,783,944

	*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
	reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
	refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	26.9%
Information Technology	25.6%
Industrials	18.4%
Consumer Discretionary	16.7%
Consumer Staples	3.4%
Financials	3.4%
Energy	0.5%
Total Common Stocks	94.9%
REIT	1.9%
Short-Term Investment	3.6%
Total Investments	100.4%
Labilities in Excess of Other Assets	(0.4%)
Total Net Assets	100.0%

North Square Oak Ridge Small Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 29, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$131,026,782	$-	$-	$131,026,782
REIT	2,581,195	-	-	2,581,195
Short-Term Investment	4,977,408	-	-	4,977,408
Total Investments	$138,585,385	$-	$-	$138,585,385

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.

North Square International Small Cap Fund
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 92.0%
	AUSTRALIA - 8.1%
46,719	Accent Group Ltd.	$50,218
4,167	Altium Ltd.	83,609
22,568	Austal Ltd.	51,163
179,721	Beach Energy Ltd.	205,474
6,194	Credit Corp Group Ltd.	133,157
2,042	Evolution Mining Ltd.	5,374
53,951	IDP Education Ltd.	746,859
125,934	Independence Group NL	432,348
17,852	McMillan Shakespeare Ltd.	125,949
128,756	Perenti Global Ltd.	113,235
		1,947,386
	BELGIUM - 2.5%
1,230	Barco N.V.	263,152
24,296	bpost SA	198,694
2,233	S.A. D'Ieteren N.V.	130,158
		592,004
	BERMUDA - 0.6%
6,281	Avance Gas Holding Ltd.	25,836
13,718	VTech Holdings Ltd.	119,934
		145,770
	CAYMAN ISLANDS - 0.5%
93,348	SITC International Holdings Co Ltd.	107,778

	DENMARK - 1.1%
4,821	GN Store Nord A/S	267,068

	FINLAND - 0.1%
992	Valmet Corp.	23,392

	FRANCE - 1.8%
69,150	CGG*	185,730
6,823	Cie Plastic Omnium SA	150,343
1,361	Mersen SA	39,816
427	Sopra Steria Group	68,681
		444,570
	GERMANY - 5.5%
4,237	ADVA Optical Networking SE*	28,018
36	Amadeus Fire AG	5,007
258	Cewe Stiftung & Co. KGaA	27,371

3,779	Hamburger Hafen und Logistik AG	79,849
13,839	Nemetschek SE	860,125
10,332	Software AG	336,477
		1,336,847
	HONG KONG - 1.0%
13,713	Cafe de Coral Holdings Ltd.	30,047
9,608	China Lesso Group Holdings Ltd.	14,421
78,899	K Wah International Holdings Ltd.	37,957
369,852	Shun Tak Holdings Ltd.	156,576
		239,001
	ITALY - 7.1%
25,979	Amplifon S.p.A.	738,783
17,611	Enav SpA	105,179
5,823	Esprinet SpA	31,499
54,172	Italgas S.p.A.	330,831
84,310	Piaggio & C. S.p.A.	201,412
61,198	Unipol Gruppo SpA	302,463
		1,710,167
	JAPAN - 27.8%
22,000	AEON Mall Co., Ltd.	312,275
3,000	Belluna Co., Ltd.	15,075
900	Benesse Holdings, Inc.	23,213
18,166	Bic Camera, Inc.	160,506
100	COSMOS Pharmaceutical Corp.	21,723
10,512	CURVES HOLDINGS Co., Ltd. *[1]	72,357
400	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,697
4,400	DOUTOR NICHIRES Holdings Co., Ltd	73,959
14,707	EDION Corp.	123,536
1,716	F-TECH Inc.	9,689
1,507	Fukui Computer Holdings Inc.	37,584
12,493	Furukawa Electric Co., Ltd.	275,319
1,800	Fuyo General Lease Co. Ltd.	101,632
5,885	Geo Holdings Corp.	64,001
5,215	GLORY Ltd.	138,957
1,600	G-Tekt Corp.	19,329
16,932	The Gunma Bank, Ltd.	51,176
13,000	Gurunavi, Inc.	87,503
23,123	H2O Retailing Corp.	178,578
10,000	Hanwa Co., Ltd.	205,359
31,600	The Hiroshima Bank, Ltd.	137,697
4,748	Hokuetsu Corp.	19,325
7,772	Iwatani Corp.	255,440
1,700	Kaga Electronics Co., Ltd.	31,191
11,806	Kanamoto Co., Ltd.	261,492
6,662	Kaneka Corp.	179,675
12,800	Kanematsu Corp.	139,084
5,400	Kobe Bussan Co Ltd.	197,006

2,379	Kohnan Shoji Co Ltd.	47,951
10,512	Koshidaka Holdings Co Ltd.	54,870
52,349	K'S HOLDINGS CORP.	576,101
4,616	KYORIN Holdings, Inc.	92,525
3,400	Maruzen Showa Unyu Co., Ltd.	75,591
3,075	Mixi, Inc.	48,836
2,390	Monogatari Corp.	150,898
10,100	Nagase & Co., Ltd.	121,451
7,400	Nihon M&A Center Inc.	225,032
60,079	Nippon Light Metal Holdings Co Ltd.	105,832
2,318	Nishio Rent All Co., Ltd.	57,037
1,348	Nojima Corp.	24,008
5,500	NS Solutions Corp.	152,568
3,000	Onoken Co., Ltd.	32,403
15,117	ROUND ONE Corp.	112,964
3,192	Saizeriya Co Ltd.	60,608
8,693	Sapporo Holdings Ltd.	174,408
11,052	Shikoku Electric Power Co, Inc.	84,227
1,150	Shinagawa Refractories Co., Ltd.	27,817
4,049	Sugi Holdings Co Ltd.	191,826
40,418	Sumitomo Mitsui Construction Co Ltd.	205,350
15,765	Sun Frontier Fudousan Co., Ltd.	155,955
1,977	Sun-Wa Technos Corp.	15,910
1,421	Sushiro Global Holdings Ltd.	101,444
14,400	Takara Leben Co. Ltd.	56,874
1,871	TAKE AND GIVE. NEEDS Co., Ltd.	14,033
700	T-Gaia Corp.	13,389
500	Topy Industries Ltd.	7,000
2,713	Toridoll Holdings Corp.	54,683
10,600	Toyo Construction Co., Ltd.	44,322
2,816	TPR Co., Ltd.	39,292
900	Tsuruha Holdings Inc.	104,552
500	Ube Industries Ltd.	9,123
26,354	Yamaguchi Financial Group, Inc.	140,493
6,693	Yamazen Corp.	53,986
2,065	Yuasa Trading Co., Ltd.	58,297
		6,693,034
	JERSEY - 2.5%
122,088	boohoo Group PLC*	455,517
37,941	Centamin Plc	62,729
48,648	Gulf Keystone Petroleum Ltd.	92,438
		610,684
	LUXEMBOURG - 0.2%
1,917	Aperam S.A.	57,012

	NETHERLANDS - 4.1%
4,877	ASM International N.V.	565,046
14,628	Signify N.V.	432,781
		997,827
	SINGAPORE - 0.6%
69,300	Best World International Ltd.[1]	67,663
109,715	Hi-P International Ltd.	83,493
		151,156
	SWEDEN - 7.4%
6,606	Axfood AB	123,089
21,889	Evolution Gaming Group AB	799,538
18,009	Inwido AB	155,832
9,644	Lindab International AB	114,411
3,157	Nolato AB - Class B	165,417
8,377	SWECO AB - Class B	268,849
13,904	Tethys Oil AB	91,807
2,835	Wihlborgs Fastigheter AB	54,137
		1,773,080
	SWITZERLAND - 4.3%
56	Belimo Holding AG	365,672
168	Forbo Holding AG	247,090
1,680	Huber + Suhner AG	111,965
53	Interroll Holding AG	94,596
1,397	Kardex AG	217,195
		1,036,518
	UNITED KINGDOM - 16.8%
1,094	A.G. Barr p.l.c.	7,504
12,741	Dialog Semiconductor PLC*	430,542
89,640	Drax Group Plc	310,316
6,130	EMIS Group PLC	89,285
15,630	Ferrexpo PLC	25,902
1,428	Games Workshop Group Plc	115,347
4,434	The Go-Ahead Group PLC	110,802
25,785	Greggs PLC	690,959
28,263	Hays PLC	50,116
47,931	HomeServe PLC	727,009
54,112	Howden Joinery Group PLC	441,255
1,695	J D Wetherspoon PLC	29,208
43,224	Mediclinic International Plc	187,872
742	PageGroup PLC	3,866
31,920	Pets at Home Group PLC	105,344
72,899	QinetiQ Group PLC	321,528
149,585	Spirent Communications PLC	402,760
		4,049,615
	TOTAL COMMON STOCKS
	(Cost $21,596,720)	22,182,909

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
	AUSTRALIA - 3.5%
20,278	Abacus Property Group	49,141
80,296	Charter Hall Group	652,813
42,447	Charter Hall Retail REIT	130,518
		832,472
	JAPAN - 0.1%
13	MORI HILLS REIT INVESTMENT CORP.	20,465
	SPAIN - 0.2%
4,273	Merlin Properties Socimi SA	54,955
	TOTAL REITS
	(Cost $216,239)	907,892

	SHORT-TERM INVESTMENT - 3.0%
716,364	First American Treasury Obligations Fund - Class X, 1.49%[2]	716,364
	TOTAL SHORT-TERM INVESTMENT
	(Cost $716,364)	716,364
	TOTAL INVESTMENTS - 98.8%
	(Cost $22,529,323)	23,807,165
	Other Assets in Excess of Liabilities - 1.2%	293,296
	TOTAL NET ASSETS - 100.0%	$24,100,461

	PLC - Public Limited Company

	* Non-Income producing security.
	[1] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.58% of Net Assets. The total value of these securities is $140,020.
	[2] The rate is the annualized seven-day yield at period end.

	The cost basis of investments for federal income tax purposes at February 29, 2020 was as follows*:
	Cost of investments	$22,529,323
	Gross unrealized appreciation	3,036,371
	Gross unrealized depreciation	(1,758,529)
	Net unrealized appreciation on investments	$1,277,842

	*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
	reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
	refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	See accompanying Notes to Schedule of Investments.

North Square International Small Cap Fund
SUMMARY OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	26.4%
Consumer Discretionary	24.0%
Information Technology	14.6%
Health Care	5.7%
Materials	4.4%
Consumer Staples	3.7%
Financials	3.6%
Energy	3.5%
Utilities	3.0%
Real Estate	2.5%
Communication Services	0.6%
Total Common Stocks	92.0%
REITs	3.8%
Short-Term Investment	3.0%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

North Square International Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 29, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Australia	$1,947,386	$-	$-	$1,947,386
Belgium	592,004	-	-	592,004
Bermuda	145,770	-	-	145,770
Cayman Islands	107,778	-	-	107,778
Denmark	267,068	-	-	267,068
Finland	23,392	-	-	23,392
France	444,570	-	-	444,570
Germany	1,336,847	-	-	1,336,847
Hong Kong	239,001	-	-	239,001
Italy	1,710,167	-	-	1,710,167
Japan	6,620,677	-	72,357	6,693,034
Jersey	610,684	-	-	610,684
Luxembourg	57,012	-	-	57,012
Netherlands	997,827	-	-	997,827
Singapore	83,493	-	67,663	151,156
Sweden	1,773,080	-	-	1,773,080
Switzerland	1,036,518	-	-	1,036,518
United Kingdom	4,049,615	-	-	4,049,615
REITs
Australia	832,472			832,472
Japan	20,465			20,465
Spain	54,955			54,955
Short-Term Investment	716,364	-	-	716,364
Total Investments	$23,667,145	$-	$140,020	$23,807,165

* The Fund did not hold any Level 2 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
International Small Cap Fund
Beginning balance May 31, 2019	$68,609
Transfers into Level 3 during the period	72,357
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(946)
Net purchases	-
Net sales	-
Balance as of February 29, 2020	$140,020

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 91.8%
	COMMUNICATION SERVICES - 2.6%
2,980	Boingo Wireless, Inc.*	$37,757
270	Cardlytics, Inc.*	21,435
2,840	CarGurus, Inc.*	72,392
2,470	Scholastic Corp.	79,262
1,610	TechTarget, Inc.*	37,239
6,500	United States Cellular Corp.*	204,165
		452,250
	CONSUMER DISCRETIONARY - 8.3%
1,640	Boot Barn Holdings, Inc.*	50,299
1,391	The Buckle, Inc.	31,478
4,390	Core-Mark Holding Co., Inc.	101,014
2,260	frontdoor, inc.*	95,824
8,540	Hilton Grand Vacations Inc.*	227,676
1,567	Lithia Motors, Inc. - Class A	186,724
2,320	M/I Homes, Inc.*	86,374
2,670	MarineMax, Inc.*	45,203
570	Meritage Homes Corp.*	36,172
1,510	Penske Automotive Group, Inc.	69,490
19,790	PlayAGS, Inc.*	191,765
170	RH*	30,838
1,570	Scientific Games Corp.*	28,637
1,880	Steven Madden Ltd.	61,476
840	TopBuild Corp.*	84,840
3,982	Zumiez Inc.*	105,643
		1,433,453
	CONSUMER STAPLES - 1.4%
2,620	Fresh Del Monte Produce Inc.[2]	71,840
6,192	Turning Point Brands, Inc.	161,921
		233,761
	ENERGY - 3.6%
7,464	Cactus, Inc. - Class A	203,842
6,153	CVR Energy, Inc.	174,868
1,580	Delek US Holdings, Inc.	33,780
1,280	Helmerich & Payne, Inc.	47,219
3,123	Matrix Service Co.*	37,726
940	PDC Energy, Inc.*	17,888
2,470	Penn Virginia Corp.*	39,273
2,510	Talos Energy Inc.*	35,642
791	World Fuel Services Corp.	22,370
		612,608

	FINANCIALS - 13.1%
14,855	Bank OZK	377,168
3,537	Brightsphere Investment Group Inc.	33,071
30,618	First BanCorp.[2]	243,107
930	Great Western Bancorp, Inc.	24,989
3,200	IBERIABANK Corp.	192,608
7,445	International Bancshares Corp.	253,875
16,929	National General Holdings Corp.	329,608
2,557	NMI Holdings, Inc. - Class A*	59,680
2,220	Peapack-Gladstone Financial Corp.	60,939
1,180	Stewart Information Services Corp.	42,692
4,130	Univest Financial Corp.	96,642
3,821	Walker & Dunlop, Inc.	247,792
6,174	Western Alliance Bancorp	284,251
		2,246,422
	HEALTH CARE - 19.8%
880	ACADIA Pharmaceuticals Inc.*	37,611
600	Acceleron Pharma, Inc.*	51,558
4,490	Amicus Therapeutics, Inc.*	42,857
1,970	AMN Healthcare Services, Inc.*	144,992
3,160	AnaptysBio, Inc.*	47,242
5,128	Arcus Biosciences, Inc.*	78,048
9,194	Ardelyx, Inc.*	63,622
2,840	Arvinas, Inc.*	133,849
12,770	BioDelivery Sciences International, Inc.*	62,062
760	Blueprint Medicines Corp.*	41,139
4,430	Coherus Biosciences, Inc.*	85,720
1,720	CRISPR Therapeutics AG*[2]	91,934
380	Deciphera Pharmaceuticals, Inc.*	20,231
1,060	Dicerna Pharmaceuticals, Inc.*	20,924
9,527	Eiger BioPharmaceuticals, Inc.*	90,411
3,265	Epizyme, Inc.*	69,969
430	Forty Seven, Inc.*	24,940
3,950	Globus Medical, Inc. - Class A*	178,659
12,340	Halozyme Therapeutics, Inc.*	241,494
1,541	Integer Holdings Corp.*	138,952
5,180	Iovance Biotherapeutics, Inc.*	170,474
3,720	iRadimed Corp.*	88,313
4,480	Kura Oncology, Inc.*	54,074
210	MeiraGTx Holdings plc*[2]	3,402
1,090	Mirati Therapeutics, Inc.*	97,544
910	Momenta Pharmaceuticals, Inc.*	25,744
2,360	Natera, Inc.*	89,456
940	National Research Corp.	51,691
6,279	Pfenex Inc.*	72,836
2,210	Prestige Consumer Healthcare, Inc.*	82,566

500	Principia Biopharma Inc.*	32,280
3,702	Simulations Plus, Inc.	120,537
4,060	STAAR Surgical Co.*	127,403
1,070	Taro Pharmaceutical Industries Ltd.*[2]	72,043
6,740	Twist Bioscience Corp.*	206,379
1,070	United Therapeutics Corp.*	110,167
9,846	Voyager Therapeutics, Inc.*	107,321
4,045	Zai Lab Ltd. - ADR*[2]	222,354
		3,400,798
	INDUSTRIALS - 20.8%
4,770	AAR Corp.	164,804
12,790	BMC Stock Holdings Inc.*	313,739
5,290	Comfort Systems USA, Inc.	223,344
4,600	Cornerstone Building Brands, Inc.*	33,810
385	CSW Industrials, Inc.	25,348
2,390	DXP Enterprises, Inc. of Texas*	67,852
2,670	Encore Wire Corp.	130,750
12,915	Federal Signal Corp.	374,535
1,430	Forward Air Corp.	84,384
830	Gibraltar Industries, Inc.*	42,056
8,700	H&E Equipment Services, Inc.	206,712
2,370	HNI Corp.	77,807
2,940	Hub Group, Inc. - Class A*	135,916
1,100	Insperity, Inc.	73,997
18,918	Interface, Inc.	276,014
6,171	Knoll, Inc.	108,857
2,662	Korn Ferry	93,117
11,370	Marten Transport Ltd.	222,170
810	MasTec, Inc.*	39,755
4,273	McGrath RentCorp	296,760
2,390	Miller Industries, Inc.	71,007
5,190	Primoris Services Corp.	98,506
1,760	Rush Enterprises, Inc. - Class A	73,779
2,860	Spartan Motors, Inc.	42,185
15,197	Steelcase Inc. - Class A	246,495
1,090	Universal Forest Products, Inc.	51,077
		3,574,776
	INFORMATION TECHNOLOGY - 15.9%
860	Alarm.com Holdings, Inc.*	41,495
7,340	Amkor Technology, Inc.*	76,593
4,370	Box, Inc. - Class A*	73,197
520	CACI International Inc. - Class A*	127,410
3,176	Comtech Telecommunications Corp.	88,991
6,100	Daktronics, Inc.	30,012
3,240	Dolby Laboratories, Inc. - Class A	212,868
4,179	ePlus, Inc.*	316,601
3,730	Fabrinet*[2]	205,598

560	Globant S.A.*[2]	63,286
31,401	Harmonic Inc.*	192,802
12,502	MagnaChip Semiconductor Corp.*	142,898
1,200	Manhattan Associates, Inc.*	80,832
2,243	ManTech International Corp. - Class A	168,001
1,600	NCR Corp.*	40,320
14,436	OneSpan Inc.*	238,338
6,060	PC Connection, Inc.	246,460
4,680	Perficient, Inc.*	191,740
870	Super Micro Computer, Inc.*	22,081
1,620	Switch, Inc. - Class A	23,231
3,697	TTEC Holdings, Inc.	138,379
		2,721,133
	MATERIALS - 3.2%
4,670	Boise Cascade Co.	165,692
4,860	Forterra, Inc.*	65,804
2,448	Innospec Inc.	211,850
5,030	Summit Materials, Inc. - Class A*	98,286
		541,632
	UTILITIES - 3.1%
1,010	Black Hills Corp.	72,922
2,676	MDU Resources Group, Inc.	74,205
470	Otter Tail Corp.	22,847
1,850	Portland General Electric Co.	100,658
2,800	Southwest Gas Holdings, Inc.	181,104
1,440	Unitil Corp.	81,130
		532,866
	TOTAL COMMON STOCKS
	(Cost $16,520,002)	15,749,699

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.6%
2,980	Agree Realty Corp.	214,024
700	American Assets Trust, Inc.	29,015
1,470	Empire State Realty Trust, Inc. - Class A	17,199
13,280	Four Corners Property Trust, Inc.	381,003
129	Industrial Logistics Properties Trust	2,665
460	Innovative Industrial Properties, Inc.	42,293
1,630	Life Storage, Inc.	175,893
10,197	OUTFRONT Media Inc.	268,589
	TOTAL REITS
	(Cost $1,100,436)	1,130,681

	RIGHTS - 0.0%
7,920	NewStar Financial, Inc.*[1]	5,544
	TOTAL RIGHTS
	(Cost $-)	5,544

	SHORT-TERM INVESTMENT - 1.5%
249,394	First American Treasury Obligations Fund - Class X, 1.49% [3]	249,394
	TOTAL SHORT-TERM INVESTMENT
	(Cost $249,394)	249,394
	TOTAL INVESTMENTS - 99.9%
	(Cost $17,869,832)	17,135,318
	Other Assets in Excess of Liabilities - 0.1%	25,636
	TOTAL NET ASSETS - 100.0%	$17,160,954

	ADR - American Depositary Receipt
	PLC - Public Limited Company

	* Non-Income producing security.
	[1] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.03% of Net Assets. The total value of these securities is $5,544.
	[2] Foreign security denominated in U.S. Dollars.
	[3] The rate is the annualized seven-day yield at period end.

	The cost basis of investments for federal income tax purposes at February 29, 2020 was as follows*:
	Cost of investments	$17,869,832
	Gross unrealized appreciation	1,004,945
	Gross unrealized depreciation	(1,739,459)
	Net unrealized appreciation on investments	$(734,514)

	*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
	reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
	refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	See accompanying Notes to Schedule of Investments.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	20.8%
Health Care	19.8%
Information Technology	15.9%
Financials	13.1%
Consumer Discretionary	8.3%
Energy	3.6%
Materials	3.2%
Utilities	3.1%
Communication Services	2.6%
Consumer Staples	1.4%
Total Common Stocks	91.8%
REITs	6.6%
Short-Term Investment	1.5%
Rights	0.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

North Square Dynamic Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 29, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$15,749,699	$-	$-	$15,749,699
REITs	1,130,681	-	-	1,130,681
Rights	-	-	5,544	5,544
Short-Term Investment	249,394	-	-	249,394
Total Investments	$17,129,774	$-	$5,544	$17,135,318

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Dynamic Small Cap Fund
Beginning balance May 31, 2019	$5,703
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(159)
Net purchases	-
Net sales	-
Balance as of February 29, 2020	$5,544

North Square Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.8%
	COMMUNICATION SERVICES - 11.2%
186	Alphabet Inc. - Class A*	$249,100
300	Alphabet Inc. - Class C*	401,799
4,570	Comcast Corp. - Class A	184,765
2,493	Facebook, Inc. - Class A*	479,828
		1,315,492
	CONSUMER DISCRETIONARY - 9.6%
325	Amazon.com, Inc.*	612,219
0	Kontoor Brands, Inc.	0
2,905	Ross Stores, Inc.	316,006
2,026	VF Corp.	145,872
1,913	YETI Holdings, Inc.*	57,868
		1,131,965
	CONSUMER STAPLES - 5.5%
4,431	The Coca-Cola Co.	237,014
1,148	Costco Wholesale Corp.	322,749
1,665	Unilever PLC - ADR[1]	89,793
		649,556
	FINANCIALS - 2.6%
2,492	Intercontinental Exchange, Inc.	222,336
817	Marsh & McLennan Cos, Inc.	85,426
		307,762
	HEALTH CARE - 14.2%
1,375	Abbott Laboratories	105,916
858	Alexion Pharmaceuticals, Inc.*	80,678
1,495	Danaher Corp.	216,147
383	Edwards Lifesciences Corp.*	78,454
1,722	Eli Lilly and Co.	217,196
1,892	Globus Medical, Inc. - Class A*	85,575
553	Incyte Corp.*	41,702
580	Inspire Medical Systems, Inc.*	49,805
703	LHC Group, Inc.*	85,386
1,493	NeoGenomics, Inc.*	42,297
1,071	Pacira BioSciences, Inc.*	46,460
1,319	Stryker Corp.	251,388
1,091	UnitedHealth Group Inc.	278,161
435	Vertex Pharmaceuticals Inc.*	97,453
		1,676,618

	INDUSTRIALS - 10.2%
2,487	AMETEK, Inc.	213,882
1,204	Colfax Corp.*	40,298
1,934	Fortive Corp.	133,755
471	TransDigm Group, Inc.	262,729
1,004	Verisk Analytics, Inc.	155,730
4,167	Waste Connections, Inc.[1]	402,074
		1,208,468
	INFORMATION TECHNOLOGY - 38.4%
1,184	ANSYS, Inc.*	286,753
3,888	Apple Inc.	1,062,824
321	Broadcom Inc.	87,511
1,319	EPAM Systems, Inc.*	294,401
921	Fidelity National Information Services, Inc.	128,682
1,065	Five9, Inc.*	77,777
1,055	Fortinet, Inc.*	107,673
408	Intuit, Inc.	108,467
585	KLA Corp.	89,920
940	Mastercard Inc. - Class A	272,835
5,931	Microsoft Corp.	960,881
546	NVIDIA Corp.	147,458
1,236	PayPal Holdings, Inc.*	133,476
1,461	QUALCOMM Inc.	114,396
1,184	salesforce.com, Inc.*	201,754
290	ServiceNow, Inc.*	94,566
1,934	Visa Inc. - Class A	351,524
		4,520,898
	MATERIALS - 2.1%
1,349	Ecolab Inc.	243,427
	TOTAL COMMON STOCKS
	(Cost $7,626,888)	11,054,186

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.0%
211	Equinix, Inc.	120,861
	TOTAL REIT
	(Cost $112,087)	120,861

	SHORT-TERM INVESTMENT - 5.4%
630,828	First American Treasury Obligations Fund - Class X 1.49%[2]	630,828
	TOTAL SHORT-TERM INVESTMENT
	(Cost $630,828)	630,828
	TOTAL INVESTMENTS - 100.2%
	(Cost $8,369,803)	11,805,875
	Liabilities in Excess of Other Assets - (0.2)%	(23,966)
	TOTAL NET ASSETS - 100.0%	$11,781,909

	ADR - American Depositary Receipt
	PLC - Public Limited Company

* Non-Income producing security.
[1] Foreign security denominated in U.S. Dollars.
[2] The rate is the annualized seven-day yield at period end.

The cost basis of investments for federal income tax purposes at February 29, 2020 was as follows*:
Cost of investments	$8,369,803
Gross unrealized appreciation	3,559,350
Gross unrealized depreciation	(123,278)
Net unrealized appreciation on investments	$3,436,072

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Disciplined Growth Fund
SUMMARY OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	38.4%
Health Care	14.2%
Communication Services	11.2%
Industrials	10.2%
Consumer Discretionary	9.6%
Consumer Staples	5.5%
Financials	2.6%
Materials	2.1%
Total Common Stocks	93.8%
REIT	1.0%
Short-Term Investment	5.4%
Total Investments	100.2%
Labilities in Excess of Other Assets	(0.2%)
Total Net Assets	100.0%

North Square Oak Ridge Disciplined Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 29, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$11,054,186	$-	$-	$11,054,186
REIT	120,861	-	-	120,861
Short-Term Investment	630,828	-	-	630,828
Total Investments	$11,805,875	$-	$-	$11,805,875

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.

North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS - 97.1%
163,673	Bramshill Income Performance Fund - Class I	$1,640,002
1,359,472	North Square Dynamic Small Cap Fund - Class I1	16,126,598
132,553	North Square Global Resources & Infrastructure Fund - Class I1	1,172,657
176,596	North Square International Small Cap Fund - Class I1	1,697,476
770,243	North Square Oak Ridge Disciplined Growth Fund - Class I1	11,407,610
615,275	North Square Oak Ridge Dividend Growth Fund - Class I1	10,571,540
198,375	Wavelength Interest Rate Neutral Fund	2,078,974
	TOTAL MUTUAL FUNDS
	(Cost $41,419,916)	44,694,857

	SHORT-TERM INVESTMENT - 3.3%
1,521,588	First American Treasury Obligations Fund - Class X, 1.49%[2]	1,521,588
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,521,588)	1,521,588
	TOTAL INVESTMENTS - 100.4%
	(Cost $42,941,504)	46,216,445
	Liabilities in Excess of Other Assets - (0.4)%	(202,657)
	TOTAL NET ASSETS - 100.0%	$46,013,788

	[1] Affiliated company.
	[2] The rate is the annualized seven-day yield at period end.

	The cost basis of investments for federal income tax purposes at February 29, 2020 was as follows*:
	Cost of investments	$42,941,504
	Gross unrealized appreciation	4,776,689
	Gross unrealized depreciation	(1,501,748)
	Net unrealized appreciation on investments	$3,274,941

	*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
	reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
	refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	See accompanying Notes to Schedule of Investments.

North Square Multi Strategy Fund
SUMMARY OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	97.1%
Short-Term Investment	3.3%
Total Investments	100.4%
Labilities in Excess of Other Assets	(0.4%)
Total Net Assets	100.0%

North Square Multi Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 29, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Mutual Funds	$44,694,857	$-	$-	$44,694,857
Short-Term Investment	1,521,588	-	-	1,521,588
Total Investments	$46,216,445	$-	$-	$46,216,445

* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.

Affiliated Underlying Funds

Information regarding the North Square Multi Strategy Fund purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds for the period

June 1, 2019, through February 29, 2020 is as follows:

					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions

North Square Dynamic Small Cap Fund - Class I	$19,464,364	$49,116	$(4,300,000)	$176,300	736,818	$16,126,598	$49,116	$-
North Square Global Resources & Infrastructure Fund - Class I	4,962,855	78,418	(3,750,000)	(254,659)	136,043	1,172,657	78,418	-
North Square International Small Cap Fund - Class I	2,280,084	29,395	(690,000)	(123,506)	201,503	1,697,476	29,395	-
North Square Oak Ridge Disciplined Growth Fund - Class I	13,489,849	583,382	(3,600,000)	764,136	170,243	11,407,610	5,604	577,778
North Square Oak Ridge Dividend Growth Fund - Class I	11,547,829	142,538	(1,900,000)	389,072	392,101	10,571,540	112,934	29,604
	$51,744,981	$882,849	$(14,240,000)	$951,343	$1,636,708	$40,975,881	$275,467	$607,382

	Shares,			Shares,
	Beginning			End
	of Period	Purchases	Sales	of Period

North Square Dynamic Small Cap Fund - Class I	1,686,263	3,634	(330,425)	1,359,472
North Square Global Resources & Infrastructure Fund - Class I	479,345	7,134	(353,926)	132,553
North Square International Small Cap Fund - Class I	236,506	2,716	(62,626)	176,596
North Square Oak Ridge Disciplined Growth Fund - Class I	967,750	38,040	(235,547)	770,243
North Square Oak Ridge Dividend Growth Fund - Class I	710,531	7,614	(102,870)	615,275
				3,054,139

North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 92.5%
	COMMUNICATION SERVICES - 4.4%
5,162	Verizon Communications Inc.	$279,574
2,097	The Walt Disney Co.	246,712
		526,286
	CONSUMER DISCRETIONARY - 9.9%
4,634	Carnival Corp.[1]	155,054
1,892	The Home Depot, Inc.	412,153
4,121	Target Corp.	424,463
2,830	VF Corp.	203,760
		1,195,430
	CONSUMER STAPLES - 4.9%
6,305	The Coca-Cola Co.	337,254
4,692	Unilever PLC - ADR[1]	253,040
		590,294
	ENERGY - 4.1%
2,112	Chevron Corp.	197,134
15,793	Kinder Morgan, Inc. of Delaware	302,752
		499,886
	FINANCIALS - 17.1%
1,012	BlackRock, Inc.	468,566
10,206	The Blackstone Group Inc. - Class A	549,491
2,038	CME Group Inc.	405,195
5,499	JPMorgan Chase & Co.	638,489
		2,061,741
	HEALTH CARE - 13.1%
3,050	AbbVie Inc.	261,416
3,079	Eli Lilly and Co.	388,354
3,593	Novartis AG - ADR[1]	301,668
1,246	Stryker Corp.	237,475
1,540	UnitedHealth Group Inc.	392,639
		1,581,552
	INDUSTRIALS - 8.8%
924	The Boeing Co.	254,202
2,581	Stanley Black & Decker Inc.	370,890
3,945	Waste Management, Inc.	437,145
		1,062,237
	INFORMATION TECHNOLOGY - 28.0%
2,024	Apple Inc.	553,281
2,962	Automatic Data Processing, Inc.	458,340
1,452	Broadcom Inc.	395,844

8,124	Cisco Systems, Inc.	324,391
3,021	Fidelity National Information Services, Inc.	422,094
4,810	Microsoft Corp.	779,268
5,807	QUALCOMM Inc.	454,688
		3,387,906
	MATERIALS - 2.2%
1,378	Linde PLC[1]	263,212
	TOTAL COMMON STOCKS
	(Cost $8,834,347)	11,168,544

	REAL ESTATE INVESTMENT TRUST (REIT) - 3.0%
4,355	Prologis, Inc.	367,039
	TOTAL REITS
	(Cost $407,687)	367,039

	SHORT-TERM INVESTMENT - 4.3%
524,823	First American Treasury Obligations Fund - Class X, 1.49%[2]	524,823
	TOTAL SHORT-TERM INVESTMENT
	(Cost $524,823)	524,823
	TOTAL INVESTMENTS - 99.8%
	(Cost $9,766,857)	12,060,406
	Other Assets in Excess of Liabilities - 0.2%	18,160
	TOTAL NET ASSETS - 100.0%	$12,078,566

	ADR - American Depositary Receipt
	PLC - Public Limited Company

	[1] Foreign security denominated in U.S. Dollars.
	[2] The rate is the annualized seven-day yield at period end.

	The cost basis of investments for federal income tax purposes at February 29, 2020 was as follows*:
	Cost of investments	$9,766,857
	Gross unrealized appreciation	2,601,856
	Gross unrealized depreciation	(308,307)
	Net unrealized appreciation on investments	$2,293,549

	*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
	reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
	refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
February 29, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	28.0%
Financials	17.1%
Health Care	13.1%
Consumer Discretionary	9.9%
Industrials	8.8%
Consumer Staples	4.9%
Communication Services	4.4%
Energy	4.1%
Materials	2.2%
Total Common Stocks	92.5%
REIT	3.0%
Short-Term Investment	4.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

North Square Oak Ridge Dividend Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 29, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$11,168,544	$-	$-	$11,168,544
REIT	367,039	-	-	367,039
Short-Term Investment	524,823	-	-	524,823
Total Investments	$12,060,406	$-	$-	$12,060,406

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By: /s/ Mark D. Goodwin
Mark D. Goodwin,
President

Date:  4/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark D. Goodwin
Mark D. Goodwin,
President

Date:  4/23/2020

By:  /s/ Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:  4/23/2020